Related Party Transactions - Schedule of Party Transactions (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Zhengang Tang [Member]
Schedule of Party Transactions [Line Items]
Relationship with the Group		Controlling shareholder, Director, Chief Executive Officer and Chairman of the Board
Jihong Chen [Member]
Schedule of Party Transactions [Line Items]
Relationship with the Group		Principal shareholder and the Director of the Board
Naixin Tang [Member]
Schedule of Party Transactions [Line Items]
Relationship with the Group		Principal shareholder
Chinese Naseem Cultural Communications FZ LLC (“Naseem”) [Member]
Schedule of Party Transactions [Line Items]
Relationship with the Group		Controlled by Zhengang Tang
Shanghai Wok Restaurant (“Wok”) [Member]
Schedule of Party Transactions [Line Items]
Relationship with the Group		Controlled by Zhengang Tang
First Express Passengers Transport By Rented Buses L.L.C (“Express”) [Member]
Schedule of Party Transactions [Line Items]
Relationship with the Group		Controlled by Zhengang Tang
Naseem [Member]
Schedule of Party Transactions [Line Items]
Amounts due from related parties, beginning	[1]	$ 544,949	$ 733,288
Amounts due from related parties, Provided	[1]		9,839
Amounts due from related parties, Received or reimbursed	[1]	(166,931)	(198,178)
Amounts due from related parties, ending		378,018	544,949	[1]	$ 733,288	[1]
Wok [Member]
Schedule of Party Transactions [Line Items]
Amounts due from related parties, beginning	[1]	489,483	489,483
Amounts due from related parties, Provided	[1]
Amounts due from related parties, Received or reimbursed	[1]	(190,606)
Amounts due from related parties, ending	[1]	298,877	489,483		489,483
Express [Member]
Schedule of Party Transactions [Line Items]
Amounts due from related parties, beginning	[2]
Amounts due from related parties, Provided	[2]	58,695
Amounts due from related parties, Received or reimbursed	[2]
Amounts due from related parties, ending	[2]	58,695
Amounts due to related party	[3]	514,761	39,566		32,046
Related Party [Member]
Schedule of Party Transactions [Line Items]
Amounts due from related parties, beginning		1,034,432	1,222,771
Amounts due from related parties, Provided		58,695	9,839
Amounts due from related parties, Received or reimbursed		(357,537)	(198,178)
Amounts due from related parties, ending		735,590	1,034,432		1,222,771
Amounts due to related party		514,761	39,566		32,046
Related party’s transaction		695,154	529,301		533,453
Automotive services purchased from Express [Member]
Schedule of Party Transactions [Line Items]
Related party’s transaction		$ 695,154	$ 529,301		$ 533,453

[1]	Amount due from Naseem and Wok represent interest-free loans provided by the Company for their operation purpose.
[2]	The amount due from Express represents advance payments provided by the Company.
[3]	Amount due to Express was attributable to the purchasing automotive services from Express.